Other service fees (Tables)	12 Months Ended
Dec. 31, 2017
Table Text Block
Schedule Of Other Service Fees Table [Text Block]
(In thousands)	2017	2016	2015
Debit card fees	$42,721	$46,241	$46,176
Insurance fees	50,948	63,482	63,976
Credit card fees	67,584	70,526	68,166
Sale and administration of investment products	21,958	21,450	23,846
Trust fees	19,972	18,811	18,866
Other fees	14,084	14,260	15,060
Total other service fees	$217,267	$234,770	$236,090